RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions

		Year ended December 31,
		2010	2011	2012	2012
		RMB	RMB	RMB	US$

Rent expense	Note (a)	5,131	5,131	5,131	824
Borrowings from related parties	Note (b)	3,222	-	-	-
Repayment of borrowings from related parties	Note (b)	2,338	2,891	636	102
Interest expense on borrowings	Note (b)	75	-	-	-
Advances made to related parties	Note (c)	1,242	447	-	-
Collection of advances made to related parties	Note (c)	1,242	447	-	-
Commission to related parties	Note (d)	-	1,373	3,597	577

The amounts due to the related parties are summarized as follows:

		December 31,
		2011	2012	2012
		RMB	RMB	US$
Amounts due to related parties ─ current
Guangzhou Chujian Culture Media Co.,Ltd	Note (d)	322	2,601	417
Other		11	-	-
Total amount due to related parties - current		333	2,601	417

Borrowings from related parties ─ non-current
Meng Huifen	Note (b)	1,388	752	121
Total borrowings from related parties - non- current		1,388	752	121

Notes:

(a)	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group's subsidiaries. The related rent expense incurred during the years ended December 31, 2010, 2011 and 2012 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$824), respectively.

(b)	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below:

Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd.

Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda.

Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd.

Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd.

Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd.

The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.

(c)	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.

(d)	Since 2011, the Group entered into an agreement with Chujian under which the Group is required to pay commission to Chujian when the hotel room night booking is made via internet platform hosted by Chujian. The related commission expense incurred during the year ended December 31, 2010, 2011 and 2012 amounted to nil, RMB1,373 and RMB3,597 (US$577) respectively.